Summarized Financial Information of Citizens Holding Company - Additional Information (Detail) (Citizens Holding Company, USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Citizens Holding Company
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiary	$ 4,332,000	[1]	$ 4,332,000	[1]	$ 4,654,050	[1]

[1]	Eliminates in consolidation.